UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number: 028-12964


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      186,217
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           6074   126795 SH       SOLE                122490      0  4305
Agnico-Eagle Mines Ltd         COM            aem            264     3440 SH       SOLE                  3375      0    65
Berkshire Hathaway-A           COM            084670108     4215       35 SH       SOLE                    35      0     0
Berkshire Hathaway-B           COM            084670702    18701   233444 SH       SOLE                224559      0  8885
Bristol-Myers Squibb Co        COM            bmy           4400   166152 SH       SOLE                160087      0  6065
CVS Caremark Corp.             COM                          3035    87286 SH       SOLE                 84101      0  3185
Central Fund Of Canada         COM            cef          14623   705429 SH       SOLE                678199      0 27230
Chevron Corporation            COM            cvx           2709    29691 SH       SOLE                 28081      0  1610
Conocophillips                 COM            cop           3517    51647 SH       SOLE                 49737      0  1910
Disney Walt Co                 COM            dis            281     7496 SH       SOLE                  7496      0     0
Golden Star Resources Ltd      COM                            74    16200 SH       SOLE                 16200      0     0
Johnson & Johnson              COM            jnj           8510   137584 SH       SOLE                132859      0  4725
Leucadia National Corp         COM            luk           8074   276699 SH       SOLE                266384      0 10315
Lilly Eli & Company            COM            lly           4779   136389 SH       SOLE                131704      0  4685
Markel Corp Holding Company    COM            mkl           3076     8134 SH       SOLE                  7796      0   338
Market Vectors Gold Miners Etf COM            gdx          27152   441712 SH       SOLE                426722      0 14990
Medtronic Inc                  COM            mdt           6699   180613 SH       SOLE                174158      0  6455
Microsoft Corp                 COM            msft          6252   224000 SH       SOLE                216335      0  7665
Newmont Mining Corp            COM            nem          22632   368433 SH       SOLE                355028      0 13405
Pan American Silver Corp       COM            paas         13236   321188 SH       SOLE                309713      0 11475
Pfizer Incorporated            COM            pfe          12644   722097 SH       SOLE                696947      0 25150
Plum Creek Timber Reit         COM            pcl            909    24283 SH       SOLE                 22433      0  1850
Stryker Corp                   COM            syk           5538   103124 SH       SOLE                 99314      0  3810
Verizon Communications         COM            vz            2405    67220 SH       SOLE                 64925      0  2295
Wal-Mart Stores Inc            COM            wmt           6201   114994 SH       SOLE                112074      0  2920
Washington Reit                COM            wre            217     7000 SH       SOLE                  7000      0     0